Stock-Based Compensation (Details Narrative) (10-K) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation		$ 220	$ 222	$ 2,301
Stock option. weighted average grant date fair value				$ 0.04
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, options, outstanding, number				6,000,000
Stock option, weighted average exercise price				$ 0.71
Stock option. weighted average grant date fair value				$ 1.29
Employee and Director [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized stock-based compensation costs			$ 1
Employee and Director [Member] | Selling General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation	$ 0	$ 220	$ 222	$ 2,249